Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

October 13, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Advisor Cash Reserves	Schwab New York Municipal Money Fund
Schwab AMT Tax-Free Money Fund	Schwab Retirement Advantage Money Fund
Schwab California Municipal Money Fund	Schwab Retirement Government Money Fund
Schwab Cash Reserves	Schwab Treasury Obligations Money Fund
Schwab Government Money Fund	Schwab U.S. Treasury Money Fund
Schwab Investor Money Fund	Schwab Value Advantage Money Fund
Schwab Money Market Fund	Schwab Variable Share Price Money Fund
Schwab Municipal Money Fund
(the Funds) each a series of The Charles Schwab Family of Funds (the Registrant)
(File Nos. 033-31894 and 811-05954)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated September 28, 2017 to the Funds’ prospectuses, dated April 28, 2017, as supplemented September 28, 2017. The purpose of this filing is to submit, in XBRL, the 497 dated September 28, 2017.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Respectfully,
/s/ Christine Pierangeli
Christine Pierangeli Director and Corporate Counsel